Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Leases [Abstract]
Operating Leases, Rent Expense, Net		$ 31.2
Capital leases amortization expense		1.5
Capital leases interest expense		$ 1.2
Undiscounted contract amount operating leases not yet commenced	$ 3.6
Minimum
Leases
Remaining lease term of contract	1 month 6 days
Operating lease contract not yet commenced	10 years
Maximum
Leases
Remaining lease term of contract	33 years
Lessee remaining lease renewal term	20 years
Operating lease contract not yet commenced	20 years